RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Net Change in Fair Value of Derivative Assets and Liabilities Classified as Level III (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net change in the Level III fair value category
Fair Value, Liability, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Revenues	Revenues
Unrealized gains (losses) attributed to derivatives in the Level III category	$ (10)	$ 3
Commodity contracts | Power
Net change in the Level III fair value category
Balance at beginning of year	(6)	(4)
Net losses included in Net income	(10)	(3)
Net losses included in OCI	(3)	0
Transfers out of Level III	7	0
Settlements	1	1
Balance at end of year	$ (11)	$ (6)